UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ___________ to _____________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2012

February 8, 2013

(Date of Report)

Lloyds TSB Bank plc1
(Exact name of securitizer as specified in its charter)

333-167844-01 (Commission File Number of securitizer)	0001167831 (Central Index Key Number of securitizer)
Josephine Wan, +44(0) 20 7158 8938 (Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

(1)
Lloyds TSB Bank plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. Lloyds TSB Bank plc had outstanding during the reporting period asset-backed securities in the following classes: residential mortgages, credit cards, private finance initiatives and loans to small and medium sized enterprises.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lloyds TSB Bank plc (Securitizer)

Date:	February 8, 2013	By:	/s/ Edward Short
			Name:	Edward Short
			Title:	Group Funding, Capital Issuance & Strategic Transactions Director